Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay for Performance Table
In determining the CAP for our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table (the “SCT”) for the last three calendar years. The table below summarizes compensation values both previously reported in our SCT, as well as footnotes of the adjusted values.
For our NEOs other than current and former principal executive officer (the “PEO”), compensation is reported as an average. Mr. Magro joined Corteva and replaced James C. Collins, Jr. as CEO effective November 1, 2021. After his retirement, Mr. Collins served in an advisory capacity through December 31, 2021. Other NEOs for 2021 and 2020 include former executives, Gregory R. Friedman and Rajan Gajaria, and the Company’s Senior Vice President, General Counsel, Cornel B. Fuerer.

Year	SCT Total for CEO: J. Collins ($)	SCT Total for CEO: C. Magro ($)	Compensation Actually Paid to CEO: J. Collins ($) (1,2)	Compensation Actually Paid to CEO: Chuck Magro ($) (1,3,4)	Avg. SCT Total for Non-PEO NEOs ($)	Avg. Compensation on Actually Paid to Non-PEO NEOs ($) (1,5,6)	Value of Initial Fixed $100 Investment Based on: S&P 500 Chemical Index		Net Income ($ in millions)	Company Selected Measure: Operating EPS ($) (8)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (7)
2022	—	14,762,075	—	16,983,522	5,027,523	7,408,698	207.00	124.26	1,158.00	2.67
2021	16,864,428	792,786	18,917,976	792,786	4,077,575	5,553,889	164.85	142.81	1,769.00	2.15
2020	10,749,544	—	19,452,828	—	2,596,002	4,885,371	133.44	115.45	701.00	1.50
(1)
For Compensation Actually Paid, see Note 18, Stock Based Compensation of the Company’s Annual Report for the valuation assumptions the Company utilizes for its equity-based awards. For stock options, the Company utilizes Black-Scholes option pricing model to determine the fair value the awards on the effective measurement dates. For PSUs, the performance assumptions aligned with the accounting accrual on the effective measurement date is utilized to determine the fair value. These performance assumptions are applied to the target number of shares outstanding, at which point the stock price on the measurement date is applied. Dividend equivalent units (DEUs) are applied after the performance assumptions are applied to the target value of shares. For RSUs, the market price of shares on the effective measurement dates is used to determine. DEUs are applied as accrued. Because the Company’s U.S. pension was frozen November 18, 2018, there are no additional costs associated with the pension in this column.
(2)
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Collins’ total compensation for each year to determine the compensation “actually paid”:

Year	Reported Summary Compensation Table Total for CEO Jim Collins ($)	Reported Value of Equity Awards ($) (a)	Total Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Compensation “Actually Paid” to CEO ($)
2021	16,864,428	(7,500,018)	9,827,717	(274,151)	18,917,976
2020	10,749,544	(7,500,022)	16,626,593	(423,287)	19,452,828
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The amount reported in this column is subtracted from the Summary Compensation Table Total for the applicable year in connection with computing the amounts “actually paid” to Mr. Collins.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
f
a
ir value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate the fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating Mr. Collins’ equity award adjustments are as follows:

	(i)	(ii)		(iii)
Year	Year End Fair Value of Equity Awards ($)	Change in Fair Value of Outstanding and Unvested Equity Awards ($)*		Fair Value as of Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2021	2,663,172	4,247,894	**	2,916,651	9,827,717
2020	11,561,990	4,971,089		93,515	16,626,593
*Under the Executive CIC and Severance Plan, the final third of Mr. Collins’ 2020 non-qualified
stock options were forfeited, and his 2020 PSU and
PSU-based
DEUs are valued at the expected performance payout as of 12/31/2021 at a prorated amount equivalent to approximately 67% of the full value. Similarly, the final two-thirds
of his 2021
non-qualified
stock options were forfeited, and his 2021 PSUs and
PSU-based
DEUs are valued at the expected performance payout as of 12/31/2021 at a prorated amount equivalent to approximately 33% of the full value.
**Due to Mr. Collins retirement in 2021, the incremental change in value of his equity awards for this year includes the forfeitures on non-qualified
stock options and prorations per the terms of the Executive CIC and Severance Plan.
(c)
The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year. The amount reported in this column is subtracted from the Summary Compensation Table Total for the applicable year in connection with computing the amounts “actually paid” to Mr. Collins.

(3)	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Magro’s total compensation for each year to determine the compensation “actually paid”:

Year	Reported Summary Compensation Table Total for CEO Chuck Magro ($)	Reported Value of Equity Awards ($)(a)	Total Equity Award Adjustments ($)(b)	Compensation “Actually Paid” to CEO ($)
2022	14,762,075	(9,000,017)	11,221,464	16,983,522
2021	792,786	—	—	792,786
(a)
The grant date fair value of equity awards represents the total of the amounts r eport
ed in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The amount
reported in this column is subtracted from the Summary Compensation Table Total for the applicable year in connection with computing the amounts “actually paid” to Mr. Magro.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of th
e year; (ii) the amount
of
change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate the fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating Mr. Magro’s equity award adjustments are as follows:

	(i)	(ii)	(iii)
Year	Year End Fair Value of Equity Awards ($)	Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2022	11,221,464	—	—	11,221,464
(4)	Mr. Magro was appointed CEO in November 2021, and did not receive any equity awards in 2021.
(5)
The dollar amounts reported in this column represent the average of the amounts reported for our NEOs as a group (excluding Messrs. Collins and Magro, each of whom served as our CEO for the applicable period) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, M es
srs. Anderson, Eathington, King, and Glenn; (ii) for 2021, Messrs. Anderson, Gajaria, Glenn, Friedman, and Fuerer and (iii) for 2020, Messrs. Gajaria, Glenn, Friedman, and Fuerer.

(6)
The dollar amounts reported in this column represent the average amount of compensation “actually paid” to the NEOs as a group (excluding Mr. Collins and Mr. Magro), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not in all cases reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year and are not indicative of future amounts that may be paid or become payable to the NEOs as a group pursuant to certain awards. Grants of performance-based awards to the NEOs are based on three-year forward-looking performance metrics and could result in zero payment. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation “actually paid”, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	Average Reported Value of Equity Awards ($)	Total Average Equity Award Adjustments ($)(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)(c)	Average Compensation “Actually Paid” to Non-CEO NEOs ($)
2022	5,027,523	(2,625,071)	5,006,245	—	7,408,698
2021	4,077,575	(2,160,035)	3,636,349	—	5,553,889
2020	2,596,002	(1,150,012)	3,500,770	(61,388)	4,885,371
a.	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

	(i)	(ii)		(iii)
Year	Average Year End Fair Value of Equity Awards ($)	Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)*		Average Fair Value as of Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2022	2,997,873	1,577,695		430,678	5,006,245
2021	1,988,704	916,605	**	731,040	3,636,349
2020	1,772,822	1,715,369		12,579	3,500,770
*Under the Executive CIC and Severance Plan, Mr. Friedman’s 2019 PSU and
PSU-based
DEUs are valued at the expected performance as of 12/31/2021 at a prorated amount equivalent to approximately 77% of the full value. The final third of his 2020 non-qualified
stock options were forfeited, and his 2020 PSU and
PSU-based
DEUs are valued at the expected performance payout as of 12/31/2021 at a prorated amount equivalent to approximately 47% of the full value. The final two-thirds
of his 2021
non-qualified
stock options were forfeited, and his 2021 PSU and
PSU-based
DEUs are valued at the exp
e
cted performance payout as of 12/31/2021 at a prorated amount equivalent to approximately 14% of the full value.
**Mr. Friedman retired effective April 19, 2021 and served in an advisory capacity until May 31, 2021. The incremental change in value of his equity awards for this year include the forfeitures on non-qualified
stock options and prorations per the terms of the Executive CIC and Severance Plan.
(7)
The Company utilized the S&P 500 Chemicals Index as its peer group for TSR. Because TSR performance of this index is utilized in the Company’s Annual Report on Form
10-K,
we believe that it is well-understood by stockholders.

(8)
Operating EPS has been selected as the Company Selected Measure because it has a close association with the overall CAP of our NEOs, has a close association with Corteva’s share price and TSR, and has been and is expected to continue to be a performance metric that is important to Corteva and our stockholders.

Company Selected Measure Name	Operating EPS
Named Executive Officers, Footnote [Text Block]	For our NEOs other than current and former principal executive officer (the “PEO”), compensation is reported as an average. Mr. Magro joined Corteva and replaced James C. Collins, Jr. as CEO effective November 1, 2021. After his retirement, Mr. Collins served in an advisory capacity through December 31, 2021. Other NEOs for 2021 and 2020 include former executives, Gregory R. Friedman and Rajan Gajaria, and the Company’s Senior Vice President, General Counsel, Cornel B. Fuerer.
Peer Group Issuers, Footnote [Text Block]	The Company utilized the S&P 500 Chemicals Index as its peer group for TSR. Because TSR performance of this index is utilized in the Company’s Annual Report on Form
10-K,
	we believe that it is well-understood by stockholders.
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Collins’ total compensation for each year to determine the compensation “actually paid”:

Year	Reported Summary Compensation Table Total for CEO Jim Collins ($)	Reported Value of Equity Awards ($) (a)	Total Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Compensation “Actually Paid” to CEO ($)
2021	16,864,428	(7,500,018)	9,827,717	(274,151)	18,917,976
2020	10,749,544	(7,500,022)	16,626,593	(423,287)	19,452,828
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The amount reported in this column is subtracted from the Summary Compensation Table Total for the applicable year in connection with computing the amounts “actually paid” to Mr. Collins.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
f
a
ir value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate the fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating Mr. Collins’ equity award adjustments are as follows:

	(i)	(ii)		(iii)
Year	Year End Fair Value of Equity Awards ($)	Change in Fair Value of Outstanding and Unvested Equity Awards ($)*		Fair Value as of Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2021	2,663,172	4,247,894	**	2,916,651	9,827,717
2020	11,561,990	4,971,089		93,515	16,626,593
*Under the Executive CIC and Severance Plan, the final third of Mr. Collins’ 2020 non-qualified
stock options were forfeited, and his 2020 PSU and
PSU-based
DEUs are valued at the expected performance payout as of 12/31/2021 at a prorated amount equivalent to approximately 67% of the full value. Similarly, the final two-thirds
of his 2021
non-qualified
stock options were forfeited, and his 2021 PSUs and
PSU-based
DEUs are valued at the expected performance payout as of 12/31/2021 at a prorated amount equivalent to approximately 33% of the full value.
**Due to Mr. Collins retirement in 2021, the incremental change in value of his equity awards for this year includes the forfeitures on non-qualified
stock options and prorations per the terms of the Executive CIC and Severance Plan.
(c)
The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year. The amount reported in this column is subtracted from the Summary Compensation Table Total for the applicable year in connection with computing the amounts “actually paid” to Mr. Collins.

(3)	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Magro’s total compensation for each year to determine the compensation “actually paid”:

Year	Reported Summary Compensation Table Total for CEO Chuck Magro ($)	Reported Value of Equity Awards ($)(a)	Total Equity Award Adjustments ($)(b)	Compensation “Actually Paid” to CEO ($)
2022	14,762,075	(9,000,017)	11,221,464	16,983,522
2021	792,786	—	—	792,786
(a)
The grant date fair value of equity awards represents the total of the amounts r eport
ed in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The amount
reported in this column is subtracted from the Summary Compensation Table Total for the applicable year in connection with computing the amounts “actually paid” to Mr. Magro.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of th
e year; (ii) the amount
of
change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate the fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating Mr. Magro’s equity award adjustments are as follows:

	(i)	(ii)	(iii)
Year	Year End Fair Value of Equity Awards ($)	Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2022	11,221,464	—	—	11,221,464

Non-PEO NEO Average Total Compensation Amount	$ 5,027,523	$ 4,077,575	$ 2,596,002
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,408,698	5,553,889	4,885,371
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	Average Reported Value of Equity Awards ($)	Total Average Equity Award Adjustments ($)(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)(c)	Average Compensation “Actually Paid” to Non-CEO NEOs ($)
2022	5,027,523	(2,625,071)	5,006,245	—	7,408,698
2021	4,077,575	(2,160,035)	3,636,349	—	5,553,889
2020	2,596,002	(1,150,012)	3,500,770	(61,388)	4,885,371
a.	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

	(i)	(ii)		(iii)
Year	Average Year End Fair Value of Equity Awards ($)	Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)*		Average Fair Value as of Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2022	2,997,873	1,577,695		430,678	5,006,245
2021	1,988,704	916,605	**	731,040	3,636,349
2020	1,772,822	1,715,369		12,579	3,500,770
*Under the Executive CIC and Severance Plan, Mr. Friedman’s 2019 PSU and
PSU-based
DEUs are valued at the expected performance as of 12/31/2021 at a prorated amount equivalent to approximately 77% of the full value. The final third of his 2020 non-qualified
stock options were forfeited, and his 2020 PSU and
PSU-based
DEUs are valued at the expected performance payout as of 12/31/2021 at a prorated amount equivalent to approximately 47% of the full value. The final two-thirds
of his 2021
non-qualified
stock options were forfeited, and his 2021 PSU and
PSU-based
DEUs are valued at the exp
e
cted performance payout as of 12/31/2021 at a prorated amount equivalent to approximately 14% of the full value.
**Mr. Friedman retired effective April 19, 2021 and served in an advisory capacity until May 31, 2021. The incremental change in value of his equity awards for this year include the forfeitures on non-qualified
stock options and prorations per the terms of the Executive CIC and Severance Plan.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The graph below reflects the relationship between the PEO and average
Non-PEO
NEO compensation actually paid (“CAP”) and the Company’s cumulative indexed Total Shareholder Return, or TSR, (assuming an initial fixed investment of $100) for the three fiscal years ending on December 31.

Compensation Actually Paid vs. Net Income [Text Block]
The graph below reflects the relationship between the PEO and Average
Non-PEO
NEO CAP and the Company’s GAAP Net Income for the last three fiscal years ending on December 31.

(1)
The significant increase in 2021 Net Income as compared to 2022 was driven by an increase in Other Income (Expense) from non-operating
pension and other post-employment benefit credits recognized in 2021 due to 2020 other post employment benefits plan amendments, a decrease in net exchange losses, and the Employee Retention Credit pursuant to the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act as enhanced by the Consolidated Appropriations Act and American Rescue Plan Act.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	The graph below reflects the relationship between the PEO and average Non-PEO NEO CAP and the Company’s Non-GAAP Operating Earnings Per Share for the last three fiscal years ending on December 31.
Tabular List [Table Text Block]
The Company utilizes other important financial measures to link compensation actually paid to its NEOs performance as set forth in the table below.

Metric
(1)	Operating Earnings Per Share
(2)	Absolute Total Shareholder Return
(3)	Operating EBITDA Margin
(4)	Return on Net Assets

Total Shareholder Return Amount	$ 207	164.85	133.44
Peer Group Total Shareholder Return Amount	124.26	142.81	115.45
Net Income (Loss)	$ 1,158,000,000	$ 1,769,000,000	$ 701,000,000
Company Selected Measure Amount	2.67	2.15	1.5
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Earnings Per Share
Non-GAAP Measure Description [Text Block]	Operating EPS has been selected as the Company Selected Measure because it has a close association with the overall CAP of our NEOs, has a close association with Corteva’s share price and TSR, and has been and is expected to continue to be a performance metric that is important to Corteva and our stockholders.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Absolute Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating EBITDA Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Net Assets
J. Collins [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	$ 16,864,428	$ 10,749,544
PEO Actually Paid Compensation Amount	$ 0	18,917,976	19,452,828
PEO Name	James C. Collins
C. Magro [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 14,762,075	792,786	0
PEO Actually Paid Compensation Amount	$ 16,983,522	792,786	0
PEO Name	Mr. Magro
PEO [Member] | J. Collins [Member]
Pay vs Performance Disclosure [Table]
Fair Value of Equity Awards		2,663,172	11,561,990
Change in Fair Value of Outstanding and Unvested Equity Awards		4,247,894	4,971,089
Fair Value as of Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year		2,916,651	93,515
PEO [Member] | J. Collins [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(7,500,018)	(7,500,022)
PEO [Member] | J. Collins [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		9,827,717	16,626,593
PEO [Member] | J. Collins [Member] | Reported Change In The Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(274,151)	(423,287)
PEO [Member] | C. Magro [Member]
Pay vs Performance Disclosure [Table]
Fair Value of Equity Awards	$ 11,221,464
Change in Fair Value of Outstanding and Unvested Equity Awards	0
Fair Value as of Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	0
PEO [Member] | C. Magro [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,000,017)
PEO [Member] | C. Magro [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,221,464
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Average fair value of equity awards	2,997,873	1,988,704	1,772,822
Average change in fair value of outstanding and unvested equity awards	1,577,695	916,605	1,715,369
Average fair value as of vesting date of equity awards granted in prior years that vested in the year	430,678	731,040	12,579
Non-PEO NEO [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,625,071)	(2,160,035)	(1,150,012)
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,006,245	3,636,349	3,500,770
Non-PEO NEO [Member] | Reported Change In The Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(61,388)
Non-PEO NEO [Member] | Total Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 3,636,349	$ 3,500,770